Financial Instruments and Fair Value Measurements - Senior Notes and Credit Facilities (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
$462 million Senior Secured Credit Facility
Senior notes and credit facilities:
Debt instrument description	LIBOR
$450 million Senior Secured Term Loan Facility
Senior notes and credit facilities:
Debt instrument - estimated fair value	$ 366,846	$ 456,000